Summary of Changes to Membership Interests (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended													12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes to membership interests
Beginning balance	$ 7,304					$ 7,212		$ 7,181					$ 6,988	$ 7,181	$ 6,988
Net income	87	28	[1]	139	[1]	107	[1]	75	[1]	66	144	92	65	349	367	352
Distributions to members (Note 7)	(50)							(45)						(225)	(145)	(211)
Net effects of cash flow hedges (net of tax)	1							1						3
Defined benefit pension plans (net of tax)	(1)													(3)
Ending Balance	7,341	7,304						7,212		7,181				7,304	7,181	6,988
Capital Accounts [Member]
Changes to membership interests
Beginning balance	7,335							7,212						7,212
Net income	87							75
Distributions to members (Note 7)	(50)							(45)
Ending Balance	7,372							7,242
Accumulated Other Comprehensive Income (Loss)
Changes to membership interests
Beginning balance	(31)							(31)						(31)
Net effects of cash flow hedges (net of tax)	1							1
Defined benefit pension plans (net of tax)	(1)
Ending Balance	$ (31)							$ (30)

[1]	Fourth quarter 2012 reflects a $57 million charge to expense associated with the SARs settlement (see Note 10).